Financial instruments (Details 6) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Beginning balance	R$ (4,497,334)
Exchange variation recorded in the period on OCI / IR and CSL	(2,076,266)
Exchange variation transferred to profit or loss / IR and CSL	675,036
Ending balance	(5,898,564)
Exchange variation
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(6,814,142)
Exchange variation recorded in the period on OCI / IR and CSL	(3,145,857)
Exchange variation transferred to profit or loss / IR and CSL	1,022,782
Ending balance	(8,937,217)
IR and CSL
Disclosure of detailed information about financial instruments [line items]
Beginning balance	2,316,808
Exchange variation recorded in the period on OCI / IR and CSL	1,069,591
Exchange variation transferred to profit or loss / IR and CSL	(347,746)
Ending balance	R$ 3,038,653